Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position (Parenthetical) (Detail) (CNY)
In Thousands, unless otherwise specified
	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar")	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") Nepstar Pharmaceutical	Dec. 28, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") Nepstar Pharmaceutical	Dec. 28, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") Yunnan Jianzhijia Holding Co., Ltd.	Dec. 31, 2012 JZJ Holding
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest		40.00%		40.00%
JZJ Holding's ownership interest in Yunnan Nepstar					60.00%
Percentage of beneficial ownership of JZJ Holding						100.00%
Percentage of equity ownership sold			40.00%
Cash consideration from sale of equity method investment	81,480